CONVERTIBLE DEBT (Tables)	6 Months Ended
Jun. 30, 2015
CONVERTIBLE DEBT [Abstract]
Schedule of Changes of Long-term Convertible Debt
$

Balance as of January 1, 2015	35,752

Accrued interest	839
Change in fair value	1,780
Payment of interest	(911)

Balance as of June 30, 2015 *	37,460

*	Includes accrued interest of $474

Series L Convertible Bonds [Member]
Debt Instrument [Line Items]
Schedule of aggregate principal annual payments of the bonds
Repayment amount
$

2016	7,620
2017	7,620
2018	7,620
2019	7,620
2020	7,620

38,100